[Janus letterhead]




March 1, 2010


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 002-34393
     1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find soliciting material pursuant to Rule 14a-12 relating to the preliminary proxy statement filed with the Securities and Exchange Commission on February 26, 2010.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt, Esq.
Legal Counsel

Enclosure (via EDGAR only)

cc:  Rodney A. DeWalt, Esq.
     Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Donna Brungardt